Convertible Preferred Stock and Stockholders' Equity	9 Months Ended
Sep. 30, 2020
Convertible Preferred Stock and Stockholders' Equity
Convertible Preferred Stock and Stockholders' Equity

11. Convertible Preferred Stock and Stockholders’ Equity

Authorized Shares—At September 30, 2020 and December 31, 2019 the Company’s authorized shares consisted of 156,000,000 shares of Common Stock, $0.0001 par value (the “Common Stock”) and 100,038,109 shares of Preferred Stock, respectively, par value of $0.0001 per share; 26,189,545 of which are designated as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 23,675,035 of which are designated as Series B Convertible Preferred Stock (“Series B Preferred Stock”), 13,152,896 shares are designated as Series C Convertible Preferred Stock (“Series C Preferred Stock”), 21,075,193 shares are designated as Series D Convertible Preferred Stock (“Series D Preferred Stock”), 13,450,703 shares are designated as Series E Convertible Preferred Stock (“Series E Preferred Stock”), and 2,494,737 shares are designated as Series E‑1 Convertible Preferred Stock (“Series E‑1 Preferred Stock”) (collectively, the “Series Preferred Stock”).

Preferred Stock

On January 29, 2018 and June 29, 2018, the Company issued 4,086,111 and 11,674 shares of Series D Preferred Stock, respectively, at a purchase price of $8.5656 per share.

On January 14, 2019 the Company issued 13,450,703 shares of Series E Preferred Stock at a purchase price of $10.0211 per share. The issuance costs for Series E Preferred Stock were $0.1 million.

On January 14, 2019 the Company issued 2,494,737 shares of Series E‑1 Preferred Stock at a purchase price of $10.0211 per share. The issuance costs for Series E‑1 Preferred Stock were $0.02 million.

The following table summarizes details of Preferred Stock authorized, issued and outstanding as of September 30, 2020 and December 31, 2019 ($ in thousands):

Convertible Preferred Stock Classes	September 30, 2020	December 31, 2019
Series A Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 26,189,545 and 26,189,545 shares, (liquidation preference of $255,348 and $106,853 at September 30, 2020 and December 31, 2019, respectively)	$13,878	$13,878
Series B Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 23,675,035 and 23,675,035 shares (liquidation preference of $230,832 and $96,594 at September 30, 2020 and December 31, 2019, respectively)	37,806	37,806
Series C Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 13,152,896 and 13,152,896 shares (liquidation preference of $128,241 and $53,664 at September 30, 2020 and December 31, 2019, respectively)	44,852	44,852
Series D Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding, 21,075,193 and 21,075,193 shares (liquidation preference of $205,483 and $180,522 at September 30, 2020 and December 31, 2019, respectively)	180,353	180,353
Series E Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding 13,450,703 and 13,450,703 shares (liquidation preference of $134,791 and $134,791 at September 30, 2020 and December 31, 2019, respectively)	134,667	134,667
Series E‑1 Convertible Preferred Stock, $0.0001 par value—authorized, issued, and outstanding 2,494,737 and 2,494,737 shares (liquidation preference of $25,000 and $25,000 at September 30, 2020 and December 31, 2019, respectively)	24,977	24,977
Total	$436,533	$436,533

The following describes the rights and preferences of the Company’s Series Preferred Stock:

Voting—The holders of Series Preferred Stock vote together with all other classes and series of stock as a single class on an as‑converted basis. Each share of Series Preferred Stock entitles the holder to such number of votes per share as shall equal the whole number of shares of Common Stock into which such share of Series Preferred Stock is then convertible. The holders of the Series A Preferred Stock are entitled to elect one director to the Company’s board of directors, the holders of the Series B Preferred Stock are entitled to elect two directors to the Company’s board of directors, and the holders of Series C Preferred Stock are entitled to elect one director to the Company’s board of directors. The holders of the Series E Preferred Stock are entitled to elect one director to the Company’s board of directors, and the holders of the Common Stock are entitled to elect two directors to the Company’s board of directors. The holders of Series Preferred Stock retain rights to vote on certain specified matters as set forth in the Company’s certificate of incorporation. The holders of Series E‑1 Preferred Stock are not entitled to vote on election of a director.

Dividends—The Series Preferred Stock are entitled to receive dividends at the rate of 8% of the original issue price for each series of Series Preferred Stock payable only when, as and if, declared by the Company’s board of directors. Through September 30, 2020, no dividends have been declared.

Liquidation—Upon any liquidation, dissolution, or winding‑up of the Company, whether voluntary or involuntary, the holders of the Series Preferred Stock are entitled to first be paid out of assets available for distribution, on a pari passu basis, prior and in preference to any distribution to the holders of the Company’s Common Stock, the greater of (a) an amount equal to $0.53372 per share for the Series A Preferred Stock, $1.6013 per share for Series B Preferred Stock, $3.4213 per share for the Series C Preferred Stock, $8.5656 per share for the Series D Preferred Stock, and $10.0211 per share for the Series E and Series E‑1 Preferred Stock, plus declared but unpaid dividends and (b) an amount per share that would have been payable had all shares of the Series Preferred Stock been converted to shares of Common Stock immediately prior to any liquidation, dissolution, or winding‑up of the Company. After payment of all preferential amounts required to be paid to the holders of Series Preferred Stock, the remaining assets of the Company available for distribution to the stockholders shall be distributed among the holders of shares of Common Stock pro rata based on the number of shares held by each such holder.

Conversion—Each holder of Series Preferred Stock has the right, at their option at any time, to convert any such shares of Series Preferred Stock into fully paid and nonassessable shares of Common Stock. The conversion ratio is determined by dividing the original issue price of such share of Series Preferred Stock by the conversion price then in effect, which is initially equal to $0.53372 per share for the Series A Preferred Stock, $1.6013 per share for Series B Preferred Stock, $3.4213 per share for the Series C Preferred Stock, $8.5656 per share for the Series D Preferred Stock, and $10.0211 per share for the Series E and Series E‑1 Preferred Stock. The conversion price is subject to adjustment if certain dilutive events occur. Conversion is mandatory in the event of a firm‑commitment underwritten initial public offering of the Company’s Common Stock with a value of at least $5.13 per common share and $50 million in proceeds to the Company or upon the election of a majority of the holders of Series Preferred Stock, voting as a single class on an as‑converted basis.

Redemption—The Series Preferred Stock is not subject to mandatory or optional redemption other than in connection with a liquidation, dissolution, or winding‑up of the Company.

Common Stock

Restricted Stock Agreements—During 2015, the Company issued 27,850,000 shares of Common Stock to the initial founders and certain employees of the Company at a purchase price of $0.0001 per share. The shares issued to the founders are subject to the Company’s right to repurchase at the original purchase price and such right to repurchase generally lapses at the rate of 20% of the shares upon the first anniversary of the grant date and at the rate of 1.67% per month thereafter over four years. The refundable purchase price related to the shares is reported as current liabilities until the shares are vested.

During the year ended December 31, 2019, as part of the Company’s acquisitions, the Company issued 497,290 shares of restricted stock with a value of $2.0 million which are considered post‑combination consideration and accounted for as stock‑based compensation as the shares vest. The shares vest over a four-year service period.

The activity for stock subject to vesting for the nine‑month period ended September 30, 2020 is as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2020	4,575	$0.001
Issuance of additional shares	—	—
Vested	(4,301)	0.001
Balance of unvested shares as of September 30, 2020	274	$0.001

At September 30, 2020, the remaining weighted‑average vesting period for the stock subject to vesting was 0.7 years.

Stock Incentive Plan—In 2015, the board of directors approved the adoption of the 2015 stock incentive plan (the “Plan”). The Plan allows for the award of incentive and nonqualified stock options, restricted stock, and other stock‑based awards to employees, officers, directors, consultants, and advisers of the Company. Awards may be made under the Plan for up to 21,522,567 shares of Common Stock. The Board of Directors administers the Plan and determines the exercise price of options, purchase price for restricted stock, the rates at which awards vest, and the other terms and conditions of the awards. Options and restricted stock generally vest 25% of the shares upon the first anniversary of the grant date and at the rate of 2.0833% per month thereafter over a three-year period for employees or over the service period for nonemployees and expire 10 years from the date of grant. No tax benefits were realized from options and other share‑based payment arrangements during the year.

As part of an acquisition completed in July 2019, the Company assumed the 2018 equity incentive plan of Make Composites, Inc. (the “Make Plan”). The Make Plan allows for the award of incentive and nonqualified stock options and warrants for those employees and contractors that were hired as part of the acquisition. The plan allows for 193,223 options and warrants to be issued, which were issued in 2019, with no additional options to be issued in the future. The Board of Directors administers the Make Plan and determines the exercise price of options, purchase price for restricted stock, the rates at which awards vest, and the other terms and conditions of the awards. Options and restricted stock generally vest 25% of the shares upon the first anniversary of the grant date and at the rate of 2.0833% per month thereafter over a three-year period for employees or over the service period for nonemployees and expire 10 years from the date of grant. No tax benefits were realized from options and other share‑based payment arrangements during the year.

The Company grants stock options at exercise prices deemed by the Board of Directors to be equal to the fair value of the Common Stock at the time of grant. The fair value of Common Stock has been determined by the Board of Directors of the Company at each stock option measurement date based on a variety of different factors, including the results obtained from independent third‑party appraisals, the Company’s consolidated financial position and historical financial performance, the status of technological development within the Company, the composition and ability of the current engineering and management team, an evaluation and benchmark of the Company’s competition, the current climate in the marketplace, the illiquid nature of the Common Stock, arm’s‑length sales of the Company’s capital stock (including convertible preferred stock), the effect of the rights and preferences of the Series Preferred Stock, and the prospects of a liquidity event, among others.

During the nine months ended September 30, 2020 and 2019, the Company granted options to purchase 6,925,144 and 4,107,709 shares of Common Stock to employees with a fair value of $29.8 million and $8.9 million, respectively, calculated using the Black‑Scholes option‑pricing model with the following assumptions:

	September 30, 2020	September 30, 2019
Risk‑free interest rate	0.3% – 1.7%	1.9% – 2.6%
Expected volatility	52.7% – 54.2%	53.3% – 53.6%
Expected life (in years)	5.9 – 6.3	5.6 – 6.1
Expected dividend yield	—	—
Fair value of Common Stock	$1.71 – $ 9.75	$4.08

During the nine months ended September 30, 2020 and September 30, 2019 the Company issued options to purchase 10,000 and 97,919 shares of Common Stock to consultants with a fair value of $0.1 million and $0.3 million, respectively, calculated using the Black Scholes option pricing model with the following assumptions

	September 30, 2020	September 30, 2019
Risk‑free interest rate	0.6% – 0.8%	1.5% – 2.5%
Expected volatility	54.3% – 54.8%	54.4% – 54.9%
Expected life (in years)	9.4 – 10.0	9.4 – 10.0
Expected dividend yield	—	—
Fair value of Common Stock	$1.71 – $ 9.75	$4.08

The risk‑free interest rate assumption is based upon observed interest rates appropriate for the term of the related stock options. The expected life of employee stock options was calculated using the average of the contractual term of the option and the weighted‑average vesting period of the option, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. For grants where the simplified method is precluded, the Company’s estimate of expected term is based forecasted exercises. For nonemployee grants, the Company uses the contractual term of the options. The Company has not paid a dividend and is not expected to pay a dividend in the foreseeable future. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies.

At September 30, 2020, the total unrecognized stock‑based compensation expense related to unvested stock options aggregated $16.5 million. The costs are expected to be recognized over a weighted‑average period of 3.8 years.

Total stock‑based compensation expense related to all of the Company’s stock‑based awards granted is reported in the consolidated statements of operations as follows (in thousands):

	September 30,
	2020	2019
Research and development	$2,176	$1,501
Sales and marketing expense	715	1,020
General and administrative expense	1,070	668
Cost of sales	267	241
Total stock-based compensation expenses	$4,228	$3,430

There were 1,960,118 shares available for award under the Plan at September 30, 2020. The option activity of the Plan and Make Plan for the nine months ended September 30, 2020 is as follows:

			Weighted-Average
		Weighted-Average	Remaining
	Number of	Exercise Price	Contractual Term
	Shares	per Share	(in years)
Outstanding at January 1, 2020	14,792	$2.45	7.84
Granted	6,935	1.85
Exercised	(409)	0.65
Forfeited/expired	(5,287)	3.57
Outstanding at September 30, 2020	16,031	1.87	7.85
Options vested at September 30, 2020	8,167	1.83	6.38
Options vested or expected to vest at September 30, 2020	15,384	$1.87	7.78

The aggregate intrinsic value of options outstanding at September 30, 2020 is $126.3 million. The weighted average grant date fair value for options granted during the nine months ended September 30, 2020 and the nine months ended September 30, 2019 was approximately $4.30 and $2.11, respectively. The aggregate intrinsic value of options exercised during the nine months ended September 30, 2020 and the nine months ended September 30, 2019 was $1.7 million and $3.0 million, respectively.

In July 2020, in order to incentivize and retain personnel, the Company repriced employee unvested stock option grants to the most recent common stock valuation. Vested awards were not eligible for repricing. Employees were allowed to opt out of the repricing of the unvested stock option grants by providing notice to the Company within a short period of time following the repricing.  If an employee did not opt out of the repricing, all unvested options held by such employee were repriced and subject a new vesting schedule.  Repriced options vest over a period of four years from the date of the repricing, with one-year cliff vesting and monthly vesting thereafter. The repricing affected 116 employees, at an incremental compensation cost of $3.6 million to the Company.

Restricted Stock Units – RSUs awarded to employees generally vest over four years from the anniversary of the date of grant, with 1-year cliff vesting and monthly vesting thereafter, provided the employee remains continuously employed with the Company. Shares of the Company’s stock are delivered to the employee upon vesting, subject to payment of applicable withholding taxes. The fair value of RSUs is equal to the estimated fair market value of the Company’s common stock on the date of grant. Total unrecognized compensation costs related to non-vested RSUs at September 30, 2020 was approximately $4.1 million and is expected to be recognized over a period of 3.9 years. The total expense recognized during the nine months ended September 30, 2020 was $0.2 million.

RSU activity under the Plan for the nine months ended September 30, 2020 is as follows:

	Shares subject	Weighted Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2020	—	—
Issuance of additional shares	459	$ 9.75
Vested	—	—
Balance of unvested shares as of September 30, 2020	459	$ 9.75

Common Stock Reserved for Future Issuance—As of September 30, 2020 and 2019, the Company has reserved the following shares of Common Stock for future issuance (in thousands):

	September 30, 2020	September 30, 2019
Common Stock options outstanding	16,031	14,490
Restricted Stock units outstanding	459	—
Shares available for issuance under the Plan	1,960	4,463
Convertible Preferred Stock outstanding	100,038	100,038
Common Stock warrants outstanding	919	464
Total shares of authorized Common Stock reserved for future issuance	119,407	119,455

In May 2017, the Company entered into a strategic collaboration agreement with an investor, pursuant to which such investor would sell and distribute the Company’s products. In connection with this agreement, the Company agreed to issue warrants purchase up to 2,000,000 shares of Common Stock. The investor is eligible to receive a warrant to purchase one share of Common Stock for every $35.00 in revenue generated by the Company from the investor’s resellers. Each warrant is issued at an exercise price equal to $5.00 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization) and expires on December 31, 2027. The Company issued warrants for the purchase of 399,960 and 477,629 shares of its common stock during the nine months ended September 30, 2020 and 2019. respectively. The Company recorded $0.04 million and $0.9 million related to the fair value of the warrants during the nine months ended September 30, 2020 and 2019, respectively. The assumptions used in the Black Scholes pricing model are the same as those used for nonemployee options.